CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	7,592,535	7,586,741
Common stock, shares outstanding	7,592,535	7,586,741
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	618,369	632,853
Preferred stock, shares outstanding	618,369	632,853
Preferred stock, liquidation preference value (in dollars)	$ 1,768,535	$ 1,809,960